Net Loss Per Share	6 Months Ended
Oct. 31, 2023
Net Loss Per Share [Abstract]
Net Loss Per Share
11.	Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss	¥(885,000)	¥(1,150,027)	$(7,593)
Net loss attributable to stockholders	(885,000)	(1,150,027)	(7,593)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted	6,000,000	13,455,691	13,455,691
Basic and diluted	¥(147.50)	¥(85.47)	$(0.56)

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.

	As of October 31,
	2022	2023
Options and warrants	1,282,800	1,302,800
Series C convertible preferred stock*	1,153,800	—
Series B convertible preferred stock*	2,212,800	—
Series BB convertible preferred stock*	242,400	—
Series A convertible preferred stock*	2,760,000	—
Series AA convertible preferred stock*	666,600	—

*	On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors.